K&L GATES LLP
One Lincoln Street
Boston, MA 02111

February 12, 2015

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
Washington, D.C. 20549
Re:	Evanston Alternative Opportunities Fund
Registration Statement on Form N-2 (333-191847, 811-22904)
Ladies and Gentleman:
Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of each of the above captioned fund (the “Registrant”) is a post-effective amendment number 1 to the Registrant’s Registration Statement on Form N-2 (the “Registration Statement”).  Upon exemptive relief from the Securities and Exchange Commission, this filing includes the following share classes: Class A Shares and Class I Shares.
The Registrant’s initial registration statement was declared effective on February 21, 2014.  The Fund will include in a subsequent amendment updates to the fees and expenses table, financial and performance tables, and ownership of fund shares.  The Registrant expects to seek effectiveness no later than May 28, 2015.
In this regard, the Registrant request limited review based on the staff's previous review of Registrant’s filings.  Aside from changes to reflect the multi-class structure, please note that, in keeping with the request for limited review based on the staff's prior review, the changes from the previously effective filings are limited to routine updates.  The investment strategies and investment policies of the funds have not changed.
Any questions or comments should be directed to the undersigned at (617) 951-9209 or to Clair E. Pagnano at (617) 261-3246.
Sincerely,
/s/ Pablo J. Man
Pablo J. Man